Acquisitions and Divestitures (Notes)	12 Months Ended
Sep. 30, 2016
Disclosure Acquisitions And Divestitures [Abstract]
ACQUISITIONS AND DIVESTITURES
MERGER TRANSACTION

As discussed in Note 1, "Summary of Significant Accounting Policies," of the notes to consolidated financial statements, JCI Inc. and Tyco completed the Merger on September 2, 2016. The Merger was accounted for as a reverse acquisition using the acquisition method of accounting in accordance with ASC 805, "Business Combinations." Based on the structure of the Merger and other activities contemplated by the Merger Agreement, relative outstanding share ownership, the composition of the Company's board of directors and the designation of certain senior management positions of the Company, JCI Inc. was the accounting acquirer for financial reporting purposes.

Immediately prior to the Merger and in connection therewith, Tyco shareholders received 0.955 ordinary shares of Tyco (which shares are now referred to as shares of the Company, or “Company ordinary shares”) for each Tyco ordinary share they held by virtue of a 0.955-for-one share consolidation. In the Merger, each outstanding share of common stock, par value $1.00 per share, of JCI Inc. ("JCI Inc. common stock") (other than shares held by JCI Inc., Tyco and certain of their subsidiaries) was converted into the right to receive either the cash consideration or the share consideration (each as described below), at the election of the holder, subject to proration procedures described in the Merger Agreement and applicable withholding taxes.  The election to receive the cash consideration was undersubscribed. As a result, holders of shares of JCI Inc. common stock that elected to receive the share consideration and holders of shares of JCI Inc. common stock that made no election (or failed to properly make an election) became entitled to receive, for each such share of JCI Inc. common stock, $5.7293 in cash, without interest, and 0.8357 Company ordinary shares, subject to applicable withholding taxes.  Holders of shares of JCI Inc. common stock that elected to receive the cash consideration became entitled to receive, for each such share of JCI Inc. common stock, $34.88 in cash, without interest, subject to applicable withholding taxes.  In the merger, JCI Inc. shareholders received, in the aggregate, approximately $3.864 billion in cash. Immediately after the closing of, and giving effect to, the Merger, former JCI Inc. shareholders owned approximately 56% of the issued and outstanding Company ordinary shares and former Tyco stockholders owned approximately 44% of the issued and outstanding Company ordinary shares.

Tyco is a leading global provider of security products and services, fire detection and suppression products and services, and life safety products. The acquisition of Tyco brings together best-in-class product, technology and service capabilities across controls, fire, security, HVAC, power solutions and energy storage, to serve various end-markets including large institutions, commercial buildings, retail, industrial, small business and residential.  The combination of the Tyco and JCI Inc. buildings platforms is expected to create immediate opportunities for near-term growth through cross-selling, complementary branch and channel networks, and expanded global reach for established businesses. The new Company is also expected to benefit by combining innovation capabilities and pipelines involving new products, advanced solutions for smart buildings and cities, value-added services driven by advanced data and analytics and connectivity between buildings and energy storage through infrastructure integration.

Fair Value of Consideration Transferred

The total fair value of consideration transferred was approximately $19.7 billion. Total consideration is comprised of the equity value of the Tyco shares that were outstanding as of September 2, 2016 and the portion of Tyco's share awards and share options earned as of September 2, 2016 ($224 million). Share awards and share options not earned ($101 million) as of September 2, 2016 will be expensed over the remaining future vesting period, including $10 million and $23 million recognized in selling, general and administrative expenses and restructuring and impairment costs, respectively, for the fiscal year ended September 30, 2016 as a result of change-in-control provisions for current and former employees.

The following table summarizes the total fair value of consideration transferred:

(in millions, except for share consolidation ratio and share data)

Number of Tyco shares outstanding at September 2, 2016	427,181,743
Tyco share consolidation ratio	0.955
Tyco ordinary shares outstanding following the share consolidation and immediately prior to the merger	407,958,565
JCI Inc. converted share price (1)	$47.67
Fair value of equity portion of the merger consideration	$19,447
Fair value of Tyco equity awards	224
Total fair value of consideration transferred	$19,671

(1)
Amount equals JCI Inc. closing share price and market capitalization at September 2, 2016 ($45.45 and $29,012 million, respectively) adjusted for the Tyco $3,864 million cash contribution used to purchase 110.8 million shares of JCI Inc. common stock for $34.88 per share.

Fair Value of Assets Acquired and Liabilities Assumed

The Company accounted for the merger with Tyco as a business combination using the acquisition method of accounting. The assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date.

As the Company finalizes the fair value of assets acquired and liabilities assumed, additional purchase price adjustments may be recorded during the measurement period in fiscal 2017. Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The judgments used to determine the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact the Company's results of operations. The finalization of the purchase accounting assessment may result in a change in the valuation of assets acquired and liabilities assumed and may have a material impact on the Company's results of operations and financial position.

The preliminary fair values of the assets acquired and liabilities assumed are as follows (in millions):

Cash and cash equivalents	$489
Accounts receivable	1,648
Inventories	829
Other current assets	1,062
Property, plant, and equipment - net	1,224
Goodwill	16,363
Intangible assets - net	6,203
Other noncurrent assets	560
Total assets acquired	$28,378

Short-term debt	$462
Accounts payable	711
Accrued compensation and benefits	305
Other current liabilities	1,608
Long-term debt	6,416
Long-term deferred tax liabilities	1,173
Long-term pension and postretirement benefits	774
Other noncurrent liabilities	1,088
Total liabilities acquired	$12,537
Noncontrolling interests	34
Net assets acquired	$15,807
Cash consideration paid to JCI Inc. shareholders	3,864
Total fair value of consideration transferred	$19,671

In connection with the merger, the Company recorded goodwill of $16.4 billion, which is attributable primarily to expected synergies, expanded market opportunities, and other benefits that the Company believes will result from combining its operations with the operations of Tyco. The goodwill created in the merger is not expected to be deductible for tax purposes and is subject to potential significant changes as the purchase price allocation is completed. Goodwill has preliminarily been allocated to the Tyco segment based on how the business was reviewed by the Company's Chief Operating Decision Maker in the fourth quarter of fiscal 2016 as shown in Note 7, "Goodwill and Other Intangible Assets."

The preliminary purchase price allocation to identifiable intangible assets acquired are as follows:

	Preliminary Fair Value (in millions)	Weighted Average Life (in years)
Customer relationships	$2,280	11
Completed technology	1,530	10
Other definite-lived intangibles	223	8
Indefinite-lived trademarks	2,020
Other indefinite-lived intangibles	90
In-process research and development	60
Total identifiable intangible assets	$6,203

Actual and Pro Forma Impact

The Company's consolidated financial statements for the fiscal year ended September 30, 2016 include Tyco's results of operations from the acquisition date of September 2, 2016 through September 30, 2016. Net sales and net income (loss) from continuing operations attributable to Tyco during this period and included in the Company's consolidated financial statements for the fiscal year ended September 30, 2016 total $808 million and ($48) million, respectively.

The following unaudited pro forma information assumes the acquisition had occurred on October 1, 2014, and had been included in the Company's consolidated statements of income for fiscal years 2016 and 2015.

	Year Ended September 30,
(in millions)	2016	2015

Pro forma net sales	$29,647	$26,908
Pro forma net income from continuing operations	1,143	848

In order to reflect the occurrence of the acquisition on October 1, 2014 as required, the unaudited pro forma results include adjustments to reflect, among other things, the amortization of the inventory step-up, the incremental intangible asset amortization to be incurred based on the preliminary values of each identifiable intangible asset, the change in timing of defined benefit plans' mark-to-market gain or loss recognition, the change in timing of transaction and restructuring costs, and interest expense from debt financing obtained to fund the cash consideration paid to JCI Inc. shareholders. These pro forma amounts are not necessarily indicative of the results that would have been obtained if the acquisition had occurred as of the beginning of the period presented or that may occur in the future, and does not reflect future synergies, integration costs, or other such costs or savings. Additional information regarding fiscal 2016 pro forma information can be found in the Form 8-K filed by the Company with the SEC on November 8, 2016 under Item 7.01, “Regulation FD Disclosure.”
ACQUISITIONS AND DIVESTITURES

Fiscal Year 2016

On October 1, 2015, the Company formed a joint venture with Hitachi to expand its Building Efficiency product offerings. The Company acquired a 60 percent ownership interest in the new entity for approximately $133 million ($563 million purchase price less cash acquired of $430 million). The purchase price, net of cash acquired, was paid as of September 30, 2016. In connection with the acquisition, the Company recorded goodwill of $253 million related to purchase price allocations.

Also during fiscal 2016, the Company completed two additional acquisitions for a combined purchase price, net of cash acquired, of $6 million, $3 million of which was paid as of September 30, 2016. The acquisitions in aggregate were not material to the Company's consolidated financial statements. In connection with the acquisitions, the Company recorded goodwill of $6 million. One of the acquisitions increased the Company's ownership from a noncontrolling to controlling interest. As a result, the Company recorded a non-cash gain of $4 million in equity income for the Building Efficiency Rest of World segment to adjust the Company's existing equity investment in the partially-owned affiliate to fair value.

In the fourth quarter of fiscal 2016, the Company completed two divestitures for a combined sales price of $39 million, exclusive of net cash divested of $13 million. None of the sales proceeds were received as of September 30, 2016. The divestitures were not material to the Company's consolidated financial statements. In connection with the divestitures, the Company recorded a gain of $12 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $13 million and $3 million in the Building Efficiency Rest of World segment and Building Efficiency Products North America segment, respectively.

In the third quarter of fiscal 2016, the Company completed a divestiture for a sales price of $16 million, all of which was received as of September 30, 2016. The divestiture was not material to the Company's consolidated financial statements. In connection with the divestiture, the Company recorded a gain of $14 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $3 million in the Building Efficiency Systems and Service North America segment.

During fiscal 2016, the Company received $29 million in net cash proceeds related to prior year business divestitures.

Fiscal Year 2015

During fiscal 2015, the Company completed three acquisitions for a combined purchase price, net of cash acquired, of $47 million, $18 million of which was paid as of September 30, 2015. The acquisitions in the aggregate were not material to the Company’s consolidated financial statements. In connection with the acquisitions, the Company recorded goodwill in assets held for sale of $9 million.

In the fourth quarter of fiscal 2015, the Company completed the sale of its Global Workplace Solutions ("GWS") business to CBRE Group, Inc. The selling price, net of cash divested, was $1.4 billion, all of which was received as of September 30, 2015. In connection with the sale, the Company recorded a $940 million gain, $643 million net of tax, within income (loss) from discontinued operations, net of tax, on the consolidated statements of income and reduced goodwill in assets held for sale by $220 million. At March 31, 2015, the Company determined that the GWS segment met the criteria to be classified as a discontinued operation. Refer to Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further disclosure related to the Company's discontinued operations.

In the fourth quarter of fiscal 2015, the Company completed its global automotive interiors joint venture with Yanfeng Automotive Trim Systems. In connection with the divestiture of the Interiors business, the Company recorded a $145 million gain, $38 million net of tax. The gain is recorded within income (loss) from discontinued operations, net of tax, on the consolidated statements of income and reduced goodwill in assets held for sale by $21 million.

Also during fiscal 2015, the Company completed four additional divestitures for a combined sales price of $119 million, $86 million of which was received as of September 30, 2015. The divestitures were not material to the Company's consolidated financial statements. In connection with the divestitures, the Company recorded a gain of $38 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $14 million in the Building Efficiency Products North America segment, recorded a gain of $10 million within income (loss) from discontinued operations, net of tax, on the consolidated statements of income and reduced goodwill in assets held for sale by $4 million, and recorded a gain of $7 million within selling, general and administrative expenses on the consolidated statements of income and reduced goodwill by $2 million in the Building Efficiency Systems and Service North America segment.

In the first nine months of fiscal 2015, the Company adjusted the purchase price allocation of the fiscal 2014 acquisition of Air Distribution Technologies Inc. ("ADTi"). The adjustment was made as a result of a true-up to the purchase price in the amount of $4 million, all of which was paid as of September 30, 2015. Also, in connection with this acquisition, the Company recorded additional goodwill of $34 million in fiscal 2015 related to the final purchase price allocations.

In the second quarter of fiscal 2015, the Company completed the sale of its interests in two GWS joint ventures to Brookfield Asset Management, Inc. The selling price, net of cash divested, was $141 million, all of which was received as of September 30, 2015. In connection with the sale, the Company recorded a $200 million gain, $127 million net of tax, within income (loss) from discontinued operations, net of tax, on the consolidated statements of income and reduced goodwill in assets held for sale by $20 million.

Fiscal Year 2014

In the third quarter of fiscal 2014, the Company completed its purchase of ADTi for approximately $1.6 billion, net of cash acquired, all of which was paid as of June 30, 2014. ADTi is one of the largest independent providers of air distribution and ventilation products in North America. In the third quarter of fiscal 2014, the Company completed a public offering of $1.7 billion aggregate principal amount of fixed rate senior notes to finance the purchase of ADTi. In fiscal 2014, the Company recorded goodwill of $837 million in the Building Efficiency Products North America segment as a result of the ADTi acquisition. The Company also recorded approximately $477 million of intangible assets that are subject to amortization, of which approximately $475 million was assigned to customer relationships with useful lives between 18 and 20 years. In addition, the Company recorded approximately $230 million of trade names that are not subject to amortization.

Also during fiscal 2014, the Company completed four additional acquisitions for a combined purchase price, net of cash acquired, of $144 million, all of which was paid as of September 30, 2014. The acquisitions in the aggregate were not material to the Company's consolidated financial statements. In connection with the acquisitions, the Company recorded goodwill of $140 million. Three of the acquisitions increased the Company's ownership from a noncontrolling to controlling interest. As a result, the Company recorded a combined non-cash gain of $38 million in equity income to adjust the Company's existing equity investments in the partially-owned affiliates to fair value. The $38 million gain includes $19 million for the Power Solutions business and $19 million for the Building Efficiency Asia business.

In the third quarter of fiscal 2014, the Company completed the divestiture of the Automotive Experience Interiors headliner and sun visor product lines. As part of this divestiture, the Company made a cash payment of $54 million to the buyer to fund future operational improvement initiatives. The Company recorded a pre-tax loss on divestiture, including transaction costs, of $95 million within income (loss) from discontinued operations, net of tax, on the consolidated statements of income. The tax impact of the divestiture was income tax expense of $38 million due to the jurisdictional mix of gains and losses on the sale, which resulted in non-benefited losses in certain countries and taxable gains in other countries. There was no change in goodwill as a result of this transaction.
In the third quarter of fiscal 2014, the Company recorded a $25 million charge within income (loss) from discontinued operations, net of tax, on the consolidated statements of income related to the indemnification of certain costs associated with a divested GWS business in 2004.

In the second quarter of fiscal 2014, the Company announced that it had reached an agreement to sell the remainder of its Automotive Experience Electronics business to Visteon Corporation, subject to regulatory and other approvals. The sale closed on July 1, 2014. The cash proceeds from the sale were $266 million, all of which was received as of September 30, 2014. At March 31, 2014, the Company determined that the Automotive Experience Electronics segment met the criteria to be classified as a discontinued operation. Refer to Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further disclosure related to the Company's discontinued operations.

In the first quarter of fiscal 2014, the Company completed one additional divestiture for a sales price of $13 million, all of which was received as of September 30, 2014. The divestiture was not material to the Company’s consolidated financial statements. In connection with the divestiture, the Company recorded a gain, net of transaction costs, of $9 million within income (loss) from discontinued operations, net of tax, on the consolidated statements of income. There was no change in goodwill as a result of this transaction.

During fiscal 2014, the Company adjusted the purchase price allocation of certain fiscal 2013 acquisitions and recorded additional goodwill in assets held for sale of $2 million.